Summary of Restricted Stock (Details) - Restricted Stock [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, outstanding beginning balance | shares	72,500
Weighted average grant date price, outstanding beginning balance | $ / shares	$ 4.15
Number of shares, granted | shares
Weighted average grant date price, granted | $ / shares
Number of shares, vested | shares	(71,500)
Weighted average grant date price, vested | $ / shares	$ 4.15
Number of shares, forfeited or expired | shares	(1,000)
Weighted average grant date price, forfeited or expired | $ / shares	$ 4.15
Number of shares, outstanding ending balance | shares
Weighted average grant date price, outstanding ending balance | $ / shares